Segment Information - Reconciliation of Revenue from External Customers to Total Revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of revenue from external customers to total revenues [Abstract]
Revenue from external customers	$ 35,568.9	[1],[2]	$ 32,681.1	[1],[2]	$ 32,962.2	[1],[2]
Net investment income	918.3		930.8		1,056.3
Net realized capital gains	108.7		167.9		227.5
Total revenue	36,595.9		33,779.8		34,246.0
Long-lived assets, within the United States	$ 535		$ 557

[1]	Revenue from the U.S. federal government was $7.4 billion, $7.0 billion and $7.5 billion in 2012, 2011 and 2010, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2012, 2011 and 2010.
[2]	All within the U.S., except approximately $775 million, $590 million and $429 million in 2012, 2011 and 2010, respectively, which were derived from foreign customers.